Cash Generated from Operations (Proceeds from Sale of Property, Plant and Equipment) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash generated from operations [abstract]
Net book amount	¥ 37,614	¥ 16,424	¥ 37,133
(Losses)/ gains on disposal of property, plant and equipment-net	172,508	(13,017)	(42,031)
Government grant relating to disposal of property, plant and equipment	0	0	15,000
Increase in other payables	0	0	1,787
Net proceeds from disposal of property, plant and equipment	¥ 210,122	¥ 3,407	¥ 11,889